UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:  Bankers Life Insurance  Company of New York
                                  65 Froehlich Farm Blvd.
                                  Woodbury, New York 68510

2.   Name of each series or class of funds for which this Form is filed:

3.   Investment Company Act File Number:    811-08725

     Securities Act File Numbers:           333-49115


4(a).Last day of fiscal year for which this notice is filed: December 31, 2003

4(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). See Instruction A.2

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.



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5.   Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):                                             $           0
                                                                                                 -------------

     (ii)     Aggregate price of securities redeemed or
              repurchased during the fiscal year:                               $          0
                                                                                ------------

     (iii)    Aggregate  price of  securities  redeemed  or  repurchased  during any prior  fiscal year ending no earlier  than  October 11, 1995 that were not  previously  used  to  reduce  registration  fees
              payable  to the Commission:                                       $          0
                                                                                ------------

     (iv)     Total available redemption credits [add Items 5(ii)
              and 5(iii)]:                                                                     - $           0
                                                                                                 -------------

     (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                                              $           0
                                                                                                 -------------

     (vi)     Redemption credits available for use in future years ---if
              Item 5(i) is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:                                       $          0
                                                                                ------------

     (vii)    Multiplier for determining registration fee (See
              Instruction C.9):                                                                 X    0.0001267
                                                                                                   -----------

     (viii)   Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                                          = $             0
                                                                                               ---------------


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______ .


7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                   + $     ---
                                                                                                     ---------

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:
                                                                                                   = $       0
                                                                                                     ---------

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:________ .

                  Method of Delivery:

                           [ ] Wire Transfer
                           [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title):  /s/ James A. Smallenberger
                           -----------------------------------
                               James A. Smallenberger
                               Senior Vice President and Secretary
                               AmerUs Group Co.

Date:  March 25, 2004